Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
For the year ended December 31, 2017
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$69,406	$42,929	$26,477	$9,326	$17,151	$(1)	$17,150
Entertainment Group	50,698	39,420	11,278	5,623	5,655	(30)	5,625
Consumer Mobility	31,552	18,966	12,586	3,507	9,079	-	9,079
International	8,269	7,404	865	1,218	(353)	87	(266)
Segment Total	159,925	108,719	51,206	19,674	31,532	$56	$31,588
Corporate and Other	864	554	310	72	238
Acquisition-related items	-	798	(798)	4,608	(5,406)
Certain significant items	(243)	5,139	(5,382)	33	(5,415)
AT&T Inc.	$160,546	$115,210	$45,336	$24,387	$20,949

For the year ended December 31, 2016
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$70,988	$44,330	$26,658	$9,832	$16,826	$-	$16,826
Entertainment Group	51,295	39,338	11,957	5,862	6,095	9	6,104
Consumer Mobility	33,200	19,659	13,541	3,716	9,825	-	9,825
International	7,283	6,830	453	1,166	(713)	52	(661)
Segment Total	162,766	110,157	52,609	20,576	32,033	$61	$32,094
Corporate and Other	1,043	1,173	(130)	65	(195)
Acquisition-related items	-	1,203	(1,203)	5,177	(6,380)
Certain significant items	(23)	1,059	(1,082)	29	(1,111)
AT&T Inc.	$163,786	$113,592	$50,194	$25,847	$24,347

For the year ended December 31, 2015
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$71,127	$44,946	$26,181	$9,789	$16,392	$-	$16,392
Entertainment Group	35,294	28,345	6,949	4,945	2,004	(4)	2,000
Consumer Mobility	35,066	21,477	13,589	3,851	9,738	-	9,738
International	4,102	3,930	172	655	(483)	(5)	(488)
Segment Total	145,589	98,698	46,891	19,240	27,651	$(9)	$27,642
Corporate and Other	1,297	1,057	240	64	176
Acquisition-related items	(85)	1,987	(2,072)	2,712	(4,784)
Certain significant items	-	(1,742)	1,742	-	1,742
AT&T Inc.	$146,801	$100,000	$46,801	$22,016	$24,785

Reconciliation of Operating Income (Loss) from Segments to Consolidated [Table Text Block]
The following table is a reconciliation of operating income (loss) to "Income Before Income Taxes" reported in our consolidated statements of income:

	2017	2016	2015
Business Solutions	$17,150	$16,826	$16,392
Entertainment Group	5,625	6,104	2,000
Consumer Mobility	9,079	9,825	9,738
International	(266)	(661)	(488)
Segment Contribution	31,588	32,094	27,642
Reconciling Items:
Corporate and Other	238	(195)	176
Merger and integration charges	(798)	(1,203)	(2,072)
Amortization of intangibles acquired	(4,608)	(5,177)	(2,712)
Actuarial gain (loss)	(1,258)	(1,024)	2,152
Employee separation costs	(445)	(344)	(375)
Tax reform special bonus	(220)	-	-
Gain on wireless spectrum transactions	181	714	-
Natural disaster costs and revenue credits	(627)	(67)	-
Asset abandonments and impairments	(3,046)	(390)	(35)
Segment equity in net income (loss) of affiliates	(56)	(61)	9
AT&T Operating Income	20,949	24,347	24,785
Interest expense	6,300	4,910	4,120
Equity in net income (loss) of affiliates	(128)	98	79
Other income (expense) - net	618	277	(52)
Income Before Income Taxes	$15,139	$19,812	$20,692

Schedule of Revenues by Geographic Region [Table Text Block]
The following table sets forth revenues earned from customers, and property, plant and equipment located in different geographic areas.

	2017		2016		2015
	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment
United States	$149,841	$118,200	$154,039	$118,664	$140,234	$118,515
Latin America
Brazil	2,948	1,447	2,797	1,265	1,224	1,384
Other	2,743	1,294	2,348	1,828	1,157	1,530
Mexico	2,913	3,619	2,472	2,520	2,046	2,369
Other	2,101	662	2,130	622	2,140	652
Total	$160,546	$125,222	$163,786	$124,899	$146,801	$124,450